UNITED STATES
                       SECURIIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X]; Amendment Number      1*
                                             -------------
 This Amendment (check only one.):  [ X ] is a restatement.
                                    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                      Courage Capital Management, LLC
                           ----------------------------------------------------
Address:                   4400 Harding Road
                           ----------------------------------------------------
                           Nashville, TN  37205-2290
                           ----------------------------------------------------

Form 13F File Number: 28-10362
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                      Richard Patton
                           --------------------------------
Title:                     Chief Manager
                           --------------------------------
Phone:                     615-298-7606
                           --------------------------------

Signature, Place and Date of Signing:

/s/ Richard Patton               Nashville, Tennessee            July 30, 2004
------------------------------   ------------------------------- ---------------
        [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* This Amendment is being filed because the signature was inadvertently omitted in the original filing. The only change effected by this Amendment from the original filing is the conformed signature.

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                         0
                                          ------------------

Form 13F Information Table Entry Total:                   53
                                          ------------------


Form 13F Information Table Value Total:              421,385
                                          ------------------
                                              (thousands)


List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------  -------------  ---------- -------- -----------------  ---------- ---------- ----------------------

                                                          VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP    (X$1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED1   NONE
         --------------        -------------- ---------  -------- -------  --- ----  ----------  --------  ----    -------   ----
ABBOT LABORATORIES                  COM       002824100    6317    155000  SH          SHARED1                       X
ALLIANCE CAP MGMT HLDG LP      UNIT LTD PRTN  01855A101    7690    226500  SH          SHARED1                       X
AMERICAN HEALTHWAYS INC             COM       02649V104    2661    100000  SH          SHARED                        X
AMSURG CORP                         COM       03232P405     867     34500  SH          SHARED1                       X
ABSURG CORP SEP 020 AMEX            COM       03232P905      37      1500  SH  CALL    SHARED1                       X
ARCH COAL INC                       COM       039380100    4900    133900  SH          SHARED1                       X
ARCHSTONE-SMITH TR                  COM       039583109     129      5100  SH          SHARED1                       X
CBRL GROUP INC                      COM       12489V106   35868   1162700  SH          SHARED1                       X
CLAIRES STORES INC (FLA)            COM       179584107   15407    710000  SH          SHARED1                       X
CONSECO INC                         COM NEW   208464883   15881    862387  SH          SHARED1                       X
CONSOL ENERGY INC                   COM       20854P109    9000    250000  SH          SHARED1                       X
CONSOL ENERGY JAN 030
  LT OPTION EXP 1/20/07             COM       20854P909     360     10000  SH  CALL    SHARED1                       X
CONSOL ENERGY JAN 030
  LT OPTION EXP 1/21/06             COM       20854P909    3960    110000  SH  CALL    SHARED1                       X
CONSOL ENERGY JAN 040
  LT OPTION EXP 1/20/07             COM       20854P909      72      2000  SH  CALL    SHARED1                       X
CORRECTIONS CORP AMER NEW           COM       22025Y407   36045    912805  SH          SHARED1                       X
CROWN CASTLE INTL CORP              COM       228227104    2383    161555  SH          SHARED1                       X
DELTA AIR LINES INC                 COM       247361108    2847    399900  SH          SHARED1                       X
DELTA AIR LINES INC JAN 2.50        COM       247361958    3237    454700  SH  PUT     SHARED1                       X
DELTA AIR LINES INC JAN 2.50
  LT OPTION EXP 1/21/06             COM       247361958   14184   1992100  SH  PUT     SHARED1                       X
EBAY INC                            COM       278642103   20151    219151  SH          SHARED1                       X
ENTERTAINMENT PPTYS TR              COM       29380T105   16014    448100  SH          SHARED1                       X
FORD MTR CO JAN 020
  LT OPTIONS EXP 1/21/06            COM       345370900    2817    180000  SH  CALL    SHARED1                       X
FPL GROUP INC                       COM       302571104    1919     30000  SH          SHARED1                       X
GREEN MOUNTAIN POWER CORP           COM NEW   393154109     261     10000  SH          SHARED1                       X
HANGER ORTHOPEDIC GROUP INC         COM NEW   41043F208    1523    130000  SH          SHARED1                       X
HASBRO INC                          COM       418056107     285     15000  SH          SHARED1                       X
ICICI BANK LTD                      ADR       45104G104     121     10000  SH          SHARED1                       X
INGRAM MICRO INC-CL A               COM       457153104     362     25000  SH          SHARED1                       X
JOHNSON & JOHNSON                   COM       478160904    6684    120000  SH          SHARED1                       X
KFX INC                             COM       48245L107     151     20000  SH          SHARED1                       X
KMART HOLDING CORPORATION NEW       COM       498780105   39981    556850  SH          SHARED1                       X
KOREA ELECTRIC POWER            SPONSORED ADR 500631106       9      1000  SH          SHARED1                       X
MARSH & MCLENNAN COS INC            COM       571748102    2495     55000  SH          SHARED1                       X
MARTHA STEWART LIVING
  OMNIMEDIA INC                     CL A      573083102    1934    215000  SH          SHARED1                       X
MASSEY ENERGY CORP                  COM       576206106    9323    330500  SH          SHARED1                       X
NATIONWIDE HEALTH PPTYS INC         COM       638620104    2124    112400  SH          SHARED1                       X
NORTHWEST AIRLINES JAN 010
  LT OPTIONS EXP 1/22/05            COM       667280901    1054     94800  SH  CALL    SHARED1                       X
NORTHWEST AIRLINES JAN 12.50
  LT OPTIONS EXP 1/22/05            COM       667280901    1242    111700  SH  CALL    SHARED1                       X
PG&E CORP                           COM       69331C108   54482   1950000  SH          SHARED1                       X
PG&E CORP                           COM       69331C908    8857    317000  SH  CALL    SHARED1                       X
PIMCO CORPORATE OPP FD              COM       72201B101      64      4000  SH          SHARED1                       X
POST PPTYS INC                      COM       737464107      64      2600  SH          SHARED1                       X
PRESIDENTIAL LIFE CORP              COM       740884901     180     10000  SH          SHARED1                       X
PRIME GROUP REALTY TRUST         SH BEN INT   74158J103    2027     85200  SH          SHARED1                       X
REGIS CORP MINN                     COM       758932107   23926    536600  SH          SHARED1                       X
REUTERS GROUP PLC               SPONSORED ADR 76132M102     611     15000  SH          SHARED1                       X
SOHU                                COM       83408W103    9951    500600  SH          SHARED1                       X
SINCLAIR BROADCAST GROUP INC    PFD CV EXCH D 829226109     259      6000  SH          SHARED1                       X
SONIC CORP                          COM       835451105     554     24375  SH          SHARED1                       X
TENET HEALTHCARE CORP               COM       88033G100   10754    802050  SH          SHARED1                       X
TJX COS INC NEW                     COM       872540109    6034    250000  SH          SHARED1                       X
WASHINGTON GROUP INTL INC           COM       938862208    9643    268700  SH          SHARED1                       X
WYETH                               COM       983024100   23684    655000  SH          SHARED1                       X


1. Courage Investments Inc. and Resource Holdings Inc. are general partners of funds managed by the Reporting Manager and the Reporting Manager manages accounts for HFR Asset Management, L.L.C., Dryden Investments BV and The Community Foundation of Middle Tennessee, however, the Reporting Manger has discretion over investment and voting decisions of all such funds and accounts.